THE ADVISORS' INNER CIRCLE FUND

                                 FMC SELECT FUND

                          SUPPLEMENT DATED JUNE 8, 2007
                      TO THE PROSPECTUS DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

At a May 16, 2007 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved a change in the principal investment strategy of the FMC Select Fund to permit the Fund to invest up to 100% of its assets in equity securities. As a result, the Fund will no longer invest a targeted allocation range of its assets in fixed income securities. Consistent with the revised investment strategy, the Fund expects to implement the transition of its portfolio on or about July 1, 2007. Accordingly, the Fund's Prospectus is amended as follows:

1. ON PAGE 3, THE SECTIONS "FUND SUMMARY" AND "INVESTMENT STRATEGY OF THE FUND" ARE DELETED AND REPLACED WITH THE FOLLOWING:

FUND SUMMARY

INVESTMENT GOAL                               Total return principally through
                                              capital appreciation and, to a limited degree,
                                              through current income

INVESTMENT FOCUS                              U.S. common stocks

SHARE PRICE VOLATILITY                        Medium

PRINCIPAL INVESTMENT STRATEGY                 Investing in equity securities of U.S. companies
                                              with large to medium  market capitalizations

INVESTOR PROFILE                              Investors who seek total return principally through
                                              capital appreciation with some current income and who
                                              are willing to assume the risk that net asset value
                                              per share will fluctuate

INVESTMENT STRATEGY OF THE FUND

The Fund invests in common stocks of U.S. companies with large to medium market capitalizations (in excess of $1 billion). The Fund's investment approach, with its emphasis on equity securities, has as its objective total return, principally through capital appreciation and, to a limited degree, through current income.

In selecting equity securities, the Fund emphasizes companies with strong balance sheets, above average returns on equity and businesses that First Manhattan Co. ("FMC" or the "Adviser") believes it understands. The Adviser will also consider dividends paid by particular issuers when selecting the Fund's investments. In addition, the Fund may invest in companies where not all of these factors may be present, but where the Adviser believes the companies' shares are selling at a market price below their intrinsic value.

The Fund intends to buy and hold equity securities of companies for the long-term, and seeks to limit portfolio turnover. The Fund may sell a security, however, if it achieves a designated price target or if there is a fundamental change in an issuer's outlook.

2. ON PAGE 4, THE SECOND, THIRD AND FOURTH PARAGRAPHS UNDER THE HEADING "PRINCIPAL RISKS OF INVESTING IN THE FUND" ARE DELETED AND REPLACED WITH THE FOLLOWING:

The Fund is also subject to the risk that its investment approach may perform differently than other funds which target a specific equity market segment or that invest in other asset classes.

3. ON PAGE 8, THE SECTION "PORTFOLIO MANAGERS" IS DELETED AND REPLACED WITH THE
   FOLLOWING:

PORTFOLIO MANAGER

Bernard C. Groveman, CFA, is a Senior Managing Director and portfolio manager with the Adviser. He has managed or co-managed the equity investments of the Fund since the Fund commenced operations in 1995. He has more than 20 years of investment experience. Prior to joining the Adviser in 1985, Mr. Groveman worked at CS First Boston and Lehman Brothers Kuhn Loeb.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed, and ownership of Fund shares.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 FMC-SK-003-0100

                         THE ADVISORS' INNER CIRCLE FUND

                                 FMC SELECT FUND

                          SUPPLEMENT DATED JUNE 8, 2007
                         TO THE SAI DATED MARCH 1, 2007

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.

At a May 16, 2007 meeting of the Board of Trustees of The Advisors' Inner Circle Fund, the Trustees approved a change in the principal investment strategy of the FMC Select Fund to permit the Fund to invest up to 100% of its assets in equity securities. As a result, the Fund will no longer invest a targeted allocation range of its assets in fixed income securities. Consistent with the revised investment strategy, the Fund expects to implement the transition of its portfolio on or about July 1, 2007. Accordingly, the Fund's SAI is amended as follows:

1. ON PAGE S-1, THE SECOND THROUGH EIGHTH PARAGRAPH UNDER THE SECTION "ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES" ARE DELETED
    AND REPLACED WITH THE FOLLOWING:

FMC SELECT FUND. The FMC Select Fund ("Select Fund") invests in equity securities of U.S. companies with large and medium market capitalizations.

     EQUITY SECURITIES. The equity securities in which the Select Fund may invest are common stocks, preferred stocks, and convertible securities of domestic companies, as well as warrants to purchase such securities. First Manhattan Co. ("FMC" or the "Adviser") may also purchase U.S. dollar-denominated equity securities (including depositary receipts) and preferred stocks (including preferred stocks convertible into common stocks) issued by foreign companies, as well as debt securities convertible into common stocks, and shares of closed-end investment companies. The Select Fund may purchase equity securities that are traded on registered exchanges or the over-the-counter market in the U.S. The Select Fund may also purchase equity securities (including depositary receipts) and preferred stocks (including depositary stocks convertible into common stocks) issued by foreign companies, as well as debt securities convertible into common stock of such companies.

     In selecting equity securities for the Select Fund, the Adviser will not attempt to forecast either the economy or the stock market, but rather will focus its efforts on searching out investment opportunities in equity securities of companies with strong balance sheets, favorable returns on equity and businesses of which the Adviser has an understanding, and in equity securities of companies where all of these factors may not be present, but whose shares nevertheless sell at a market valuation below their perceived intrinsic value. The Adviser will also consider dividends paid by particular issuers when selecting the Fund's investments.

Although the Select Fund's portfolio will normally be invested in equity securities (other than as considered appropriate for cash reserves), for temporary defensive purposes during periods when the Adviser determines that market conditions warrant, up to 100% of the Select Fund's assets may be held in cash or cash equivalents. In general, cash or cash equivalents will be held in U.S. Treasury bills, high quality commercial paper, certificates of deposit and money market instruments.

2. ON PAGE S-16, UNDER THE SECTION "COMPENSATION" IS DELETED AND REPLACED WITH THE FOLLOWING:

COMPENSATION. The Adviser compensates each portfolio manager for managing the Funds. Each portfolio manager's compensation consists of a fixed annual salary. For 2006, in addition to a fixed salary, Mr. Groveman and Mr. Lefferman received distributions with respect to their ownership interests in the Adviser. The portfolio managers' compensation is not linked to any specific factors, such as the Fund's performance or asset level, although the Adviser may consider these factors, among others, when considering the amount of the portfolio managers' compensation.

3. ON PAGE S-17, UNDER THE HEADING "FUND SHARES OWNED BY PORTFOLIO MANAGERS," THE TABLE IS DELETED AND REPLACED WITH THE FOLLOWING:

--------------------------------------------------- --------------------------------------------------------------------------------
                           Name                                                        Dollar Range of Fund Shares*
--------------------------------------------------- --------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------------------------------------------------------
Bernard C. Groveman                                                                $500,001 - $1,000,000 (Select Fund)
                                                                                $100,001 - $500,000 (Strategic Value Fund)
--------------------------------------------------- --------------------------------------------------------------------------------
--------------------------------------------------- --------------------------------------------------------------------------------
Edward I. Lefferman                                                                $500,001 - $1,000,000 (Select Fund)
                                                                               $500,001 - $1,000,000 (Strategic Value Fund)
--------------------------------------------------- --------------------------------------------------------------------------------
*        Valuation date is October 31, 2006.

4. ON PAGE S-17, UNDER THE HEADING "OTHER ACCOUNTS, " THE TABLE IS DELETED AND REPLACED WITH THE FOLLOWING:

-------------------------------------- ---------------------------------- --------------------------------
                Name                    Other Registered       Other Pooled
                                          Investment           Investment
                                          Companies             Vehicles          Other Accounts
-------------------------------------- ---------- -------- ---------- -------- ---------- ----------------
                                       Number of  Total     Number of  Total   Number of      Total
                                       Accounts   Assets    Accounts   Assets  Accounts       Assets
-------------------------------------- ---------- -------- ---------- -------- ---------- ----------------
         Bernard C. Groveman              0         $0         0         $0     410        $1,330,000,000
-------------------------------------  ---------- -------- ---------- -------- ---------- ----------------
         Edward I. Lefferman              0         $0         0         $0      85        $  135,000,000
-------------------------------------  ---------- -------  ---------- -------- ---------- ----------------


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



                                                                 FMC-SK-004-0100